Land Use Rights, Net (Details Textual) In Thousands, unless otherwise specified	6 Months Ended			3 Months Ended				6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] USD ($)	Jun. 30, 2011 Use Rights [Member] CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] USD ($)	Jun. 30, 2011 Use Rights [Member] CNY
Finite-Lived Intangible Asset, Useful Life								50 years	50 years
Amortization of intangible assets	$ 1,991	12,648	16,914	$ 15	98	$ 0	0	$ 20	131	$ 0	0